Operating Segment Information and Concentrations of Risk	12 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Operating Segment Information and Concentrations of Risk
Operating Segment Information and Concentrations of Risk
The Company has reported its operating segment information in the format that the operating segment information is available to and evaluated by the CODM. The North America Fiber Cement segment manufactures fiber cement interior linings, exterior siding products and related accessories in the United States; these products are sold in the United States and Canada. The International Fiber Cement segment includes all fiber cement products manufactured in Australia, New Zealand and the Philippines, and sold in Australia, New Zealand, Asia, the Middle East and various Pacific Islands. This segment also includes product manufactured in the United States that is sold in Europe. The Other Businesses segment includes certain non-fiber cement manufacturing and sales activities in North America, including fiberglass windows. The Research and Development segment represents the cost incurred by the research and development centers. General Corporate costs primarily consist of Asbestos adjustments, officer and employee compensation and related benefits, professional and legal fees, administrative costs and rental expense, net of rental income, on the Company’s corporate offices.
Operating Segments
The following is the Company’s operating segment information:

	Net Sales to Customers Years Ended 31 March
(Millions of US dollars)	2018	2017	2016
North America Fiber Cement	$1,578.1	$1,493.4	$1,335.0
International Fiber Cement	461.7	411.8	379.4
Other Businesses	14.7	16.4	13.8
Worldwide total	$2,054.5	$1,921.6	$1,728.2

	Income Before Income Taxes Years Ended 31 March
(Millions of US dollars)	2018	2017	2016
North America Fiber Cement[1,8]	$381.9	$343.9	$352.2
International Fiber Cement[1,6,7]	108.4	95.1	77.9
Other Businesses	(8.6)	(6.7)	(8.6)
Research and Development[1]	(27.8)	(25.5)	(23.9)
Segments total	453.9	406.8	397.6
General Corporate[2]	(224.7)	(13.6)	(43.6)
Total operating income	229.2	393.2	354.0
Net interest expense[3]	(29.5)	(27.5)	(25.6)
Loss on early debt extinguishment	(26.1)	—	—
Other income	0.7	1.3	2.1
Worldwide total	$174.3	$367.0	$330.5

	Total Identifiable Assets 31 March
(Millions of US dollars)	2018	2017
North America Fiber Cement	$1,070.7	$917.4
International Fiber Cement	351.6	335.7
Other Businesses	30.1	28.4
Research and Development	7.5	12.3
Segments total	1,459.9	1,293.8
General Corporate [4,5]	891.1	718.9
Worldwide total	$2,351.0	$2,012.7

The following is the Company’s geographical information:

	Net Sales to Customers Years Ended 31 March
(Millions of US dollars)	2018	2017	2016
North America	$1,592.8	$1,509.9	$1,348.8
Australia	301.1	252.5	228.4
New Zealand	76.8	73.3	61.4
Other Countries	83.8	85.9	89.6
Worldwide total	$2,054.5	$1,921.6	$1,728.2

		Total Identifiable Assets 31 March
(Millions of US dollars)		2018	2017
North America		$1,103.6	$953.1
Australia		242.6	237.0
New Zealand		34.8	31.8
Other Countries		78.9	71.9
Segments total		1,459.9	1,293.8
General Corporate[4,5]		891.1	718.9
Worldwide total		$2,351.0	$2,012.7
____________

1	Research and development expenditures are expensed as incurred and are summarized by segment in the following table:

	Years Ended 31 March
(Millions of US dollars)	2018	2017	2016
North America Fiber Cement	$6.1	$6.2	$6.6
International Fiber Cement	1.8	1.5	1.2
Research and Development[a]	25.4	22.6	21.7
	$33.3	$30.3	$29.5
a The Research and Development segment also included Selling, general and administrative expenses of US$2.4 million, US$2.9 million and US$2.2 million in fiscal years 2018, 2017 and 2016, respectively.

2
The principal components of General Corporate costs are officer and employee compensation and related benefits, professional and legal fees, administrative costs, and rental expense on the Company’s corporate offices. Also included in General Corporate costs are the following:

	Years Ended 31 March
(Millions of US dollars)	2018	2017	2016
Asbestos adjustments	$(156.4)	$40.4	$5.5
AICF SG&A expenses	$(1.9)	$(1.5)	$(1.7)

3
The Company does not report net interest expense for each operating segment as operating segments are not held directly accountable for interest expense. Included in net interest expense is net AICF interest (income) expense of US$(1.9) million, US$1.1 million and US$0.3 million in fiscal years 2018, 2017 and 2016, respectively.

4
The Company does not report deferred tax assets and liabilities for each operating segment as operating segments are not held directly accountable for deferred income taxes. All deferred income taxes are included in General Corporate costs.

5	Asbestos-related assets at 31 March 2018 and 2017 are US$537.7 million and US$573.8 million, respectively, and are included in the General Corporate costs.

6	Included in the International Fiber Cement segment for the year ended 31 March 2016 was a gain on the sale of the Australian Pipes business of US$1.7 million.

7	Included in the International Fiber Cement segment are adjustments to the provision for New Zealand weathertightness claims.

	Years Ended 31 March
(Millions of US dollars)	2018	2017	2016
New Zealand weathertightness claims expense	$—	$—	$(0.5)

8	Included in the North America Fiber Cement segment for the year ended 31 March 2018 was a gain on the sale of the Fontana Building of US$3.4 million.

Concentrations of Risk
The distribution channels for the Company’s fiber cement products are concentrated. If the Company were to lose one or more of its major customers, there can be no assurance that the Company will be able to find a replacement. Therefore, the loss of one or more customers could have a material adverse effect on the Company’s consolidated financial position, results of operations and cash flows.
We have one customer who contributes greater than 10% of our net sales in each of the past three fiscal years.
This customer’s accounts receivable represented 9.0% and 9.1% of the Company’s accounts receivable at 31 March 2018 and 2017, respectively. The following is net sales generated by this customer, which is from the North America Fiber Cement segment:

	Years Ended 31 March
(Millions of US dollars)	2018		2017		2016
Customer A	$246.9	12.0%	$226.0	10.3%	$197.0	10.1%

Approximately 22%, 21% and 22% of the Company’s net sales in fiscal year 2018, 2017 and 2016, respectively, were from outside the United States. Consequently, changes in the value of foreign currencies could significantly affect the consolidated financial position, results of operations and cash flows of the Company’s non-US operations on translation into US dollars.